SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Dole evaluated subsequent events through November 13, 2024, the date that Dole’s unaudited condensed consolidated financial statements were issued.